Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	REE Automotive Ltd.
Document Type	F-4
Amendment Flag	false
Entity Central Index Key	0001843588
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kibbutz
Entity Address, Address Line Two	Glil-Yam
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	(77) 899-5200
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, City or Town	Newark
Entity Address, State or Province	DE